Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Schedule of useful lives of property and equipment, and right-of-use assets

Furniture and fixtures	5 years
Data centre equipment	4 years
Office computer equipment	3 years
Right of use assets	Range from 3-5 years